Retirement Benefits (Weighted Average Actuarial Assumptions Used To Determine Costs For The Plans) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.35%	5.10%
Investment return assumption	7.00%	8.25%
Non U.S. Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.16%	4.61%
Investment return assumption	6.05%	6.24%
Postretirement Health Care Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.80%	4.75%
Investment return assumption	7.00%	8.25%